FINANCIAL INSTRUMENTS - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 365	$ 343
Borrowing costs capitalised	(16)	(24)
Interest	349	319
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 4	$ 1
Effective rate (as percent)	2.82%	0.53%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 31	$ 33
Effective rate (as percent)	6.24%	6.44%
5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.74%	5.73%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 40	$ 41
Effective rate (as percent)	5.29%	5.31%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.85%	5.84%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 38
Effective rate (as percent)	6.41%	6.39%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 70	$ 70
Effective rate (as percent)	6.38%	6.38%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 5	$ 5
Effective rate (as percent)	7.66%	6.09%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 35	$ 34
Effective rate (as percent)	6.25%	6.16%
5.75% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.79%	5.77%
Other interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 21	$ 0